DEBT - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Disclosure [Line Items]
Bank Covenant, Minimum Net Worth Requirement Post Amendment		$ 1,201,507,000
Revolving facility and other short-term borrowings		407,500,000			$ 653,000,000
Senior notes		$ 800,000,000
Debt Instrument, Covenant, Leverage Ratio Post Amendment		3.10
Bank Covenant, Minimum Net Worth Requirement		$ 1,736,651,000
Minimum fixed charge coverage ratio		3.61
Net worth		$ 1,413,538,000			2,013,990,000
First Senior Notes
Debt Disclosure [Line Items]
Senior notes		800,000,000			800,000,000
Series A Senior Notes
Debt Disclosure [Line Items]
Senior notes		$ 150,000,000
Semi annually fixed rate payable		4.15%
Senior notes, maturity date		2017-12
Series B Senior Notes
Debt Disclosure [Line Items]
Senior notes		$ 225,000,000
Semi annually fixed rate payable		4.57%
Senior notes, maturity date		2019-12
Series C Senior Notes
Debt Disclosure [Line Items]
Senior notes		$ 275,000,000
Semi annually fixed rate payable		5.15%
Senior notes, maturity date		2022-12
Series D Senior Notes
Debt Disclosure [Line Items]
Senior notes		$ 150,000,000
Semi annually fixed rate payable		5.30%
Senior notes, maturity date		2024-12
Second Senior Notes
Debt Disclosure [Line Items]
Senior notes		$ 200,000,000			$ 200,000,000
Semi annually fixed rate payable		4.53%
Uncommitted Credit Facility
Debt Disclosure [Line Items]
Credit facilities utilized		$ 1,635,357,000
Available borrowing capacity under credit facility		2,776,593,000
Outstanding borrowings		$ 150,000,000
Interest rate swap, interest rate		1.60%
Uncommitted facility		$ 4,561,950,000
Current borrowing capacity		563,000,000
Remaining utilized for borrowings		$ 413,000,000
Unsecured Revolving Credit Facility | Revolving Credit Facility One
Debt Disclosure [Line Items]
Debt instrument, term		5 years
Maximum borrowing capacity		$ 1,350,000,000	$ 1,150,000,000
Financial letter of credit sublimit		270,000,000
Revolving facility and other short-term borrowings		100,000,000
Credit facilities utilized		78,251,000
Outstanding letters of credit		0
Available borrowing capacity under credit facility		$ 1,171,749,000
Unsecured Revolving Credit Facility | Revolving Credit Facility One Amended
Debt Disclosure [Line Items]
Line of credit facility expiration dates		2018-10
Maximum dividend and share repurchases		$ 250,000,000
Leverage ratio for dividend payments and share repurchases		1.5
Unsecured Revolving Credit Facility | Revolving Credit Facility Two
Debt Disclosure [Line Items]
Line of credit facility expiration dates		2020-07
Financial letter of credit sublimit		$ 50,000,000
Credit facilities utilized		7,630,000
Outstanding letters of credit		2,757,000
Available borrowing capacity under credit facility		$ 634,870,000
Line of credit facility, original term		5 years
Outstanding borrowings		$ 157,500,000
Interest rate swap, interest rate		4.30%
Unsecured Revolving Credit Facility | Amended Revolving Credit Facility Two
Debt Disclosure [Line Items]
Maximum borrowing capacity		$ 800,000,000
Unsecured Revolving Credit Facility | Total Revolving Credit Facilities Member
Debt Disclosure [Line Items]
Weighted average interest rate		2.30%
Maximum outstanding borrowings		$ 1,444,000,000
Surety Bond
Debt Disclosure [Line Items]
Outstanding surety bonds		$ 826,383,000
Prime Rate | Unsecured Revolving Credit Facility | Revolving Credit Facility One
Debt Disclosure [Line Items]
Basis on variable rate		3.75%
Basis on variable spread		1.00%
Prime Rate | Unsecured Revolving Credit Facility | Revolving Credit Facility Two
Debt Disclosure [Line Items]
Basis on variable spread		1.00%
London Interbank Offered Rate (LIBOR) | Unsecured Revolving Credit Facility | Revolving Credit Facility One
Debt Disclosure [Line Items]
Basis on variable rate		0.77%
Basis on variable spread		2.00%
London Interbank Offered Rate (LIBOR) | Unsecured Revolving Credit Facility | Revolving Credit Facility Two
Debt Disclosure [Line Items]
Basis on variable rate		0.77%
Basis on variable spread		2.00%
Maximum
Debt Disclosure [Line Items]
Maximum leverage ratio		3.00
Debt Instrument, Covenant, Leverage Ratio Post Amendment	3.00	3.50
Maximum | Unsecured Revolving Credit Facility | Revolving Credit Facility One Amended
Debt Disclosure [Line Items]
Minimum fixed charge coverage ratio		3.00
Minimum
Debt Disclosure [Line Items]
Minimum fixed charge coverage ratio		1.75
Minimum | Unsecured Revolving Credit Facility | Revolving Credit Facility One Amended
Debt Disclosure [Line Items]
Leverage ratio for dividend payments and share repurchases		1.5
Term Loan One | Term Loan
Debt Disclosure [Line Items]
Line of credit facility, original term		4 years
Interest rate swap, interest rate					2.30%
Unsecured term loan remaining		$ 300,000,000			$ 450,000,000
Unsecured term loan		1,000,000,000
Term Loan One | Term Loan | Interest rate
Debt Disclosure [Line Items]
Hedge against interest rate variability		$ 290,375,000
Term Loan Two | Term Loan
Debt Disclosure [Line Items]
Debt instrument, term		5 years
Interest rate swap, interest rate		2.30%
Unsecured term loan		$ 500,000,000		$ 500,000,000	$ 500,000,000
Repayment of unsecured term loan in year two		56,250,000
Repayment of unsecured term loan in year three		75,000,000
Repayment of unsecured term loan in year four		75,000,000
Repayment of unsecured term loan in year five		293,750,000
Capital Service Operations [Member] | Discontinued Operations, Held-for-sale | Uncommitted Credit Facility
Debt Disclosure [Line Items]
Credit facilities utilized		25,000
Capital Service Operations [Member] | Discontinued Operations, Held-for-sale | Surety Bond
Debt Disclosure [Line Items]
Outstanding surety bonds		393,000
Technology | Unsecured Revolving Credit Facility | Revolving Credit Facility Two
Debt Disclosure [Line Items]
Credit facilities utilized		4,762,000
Technology | Discontinued Operations, Held-for-sale | Uncommitted Credit Facility
Debt Disclosure [Line Items]
Credit facilities utilized		69,117,000
Technology | Discontinued Operations, Held-for-sale | Unsecured Revolving Credit Facility | Revolving Credit Facility One
Debt Disclosure [Line Items]
Revolving facility and other short-term borrowings		4,680,000
Technology | Discontinued Operations, Held-for-sale | Surety Bond
Debt Disclosure [Line Items]
Outstanding surety bonds		$ 4,404,000